Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of contract liabilities included within the deferred revenues

Contract liabilities	In US$
Balance as of December 31, 2022	—
Additions during the year	1,023,007
Balance as of December 31, 2023	1,023,007